Pension Plans	9 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Pension Plans
17.	Pension Plans
The Company and certain subsidiaries have contributory and
non-contributory
pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum
payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.
The Company and certain subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in debt securities and marketable equity securities.
Net periodic pension cost for the nine months ended December 31, 2019 and 2020 consists of the following:

	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Japanese plans:
Service cost	¥4,384	¥4,243
Interest cost	438	520
Expected return on plan assets	(2,083)	(1,820)
Amortization of prior service credit	(615)	(133)
Amortization of net actuarial loss	865	990
Amortization of transition obligation	0	0

Net periodic pension cost	¥2,989	¥3,800

	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Overseas plans:
Service cost	¥2,649	¥2,440
Interest cost	1,275	1,247
Expected return on plan assets	(3,242)	(2,677)
Amortization of prior service credit	(115)	(222)
Amortization of net actuarial loss	368	208
Amortization of transition obligation	2	1

Net periodic pension cost	¥937	¥997

Note:
The components of net periodic pension cost other than the service cost component are included in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.

Net pension cost of the plans for the three months ended December 31, 2019 and 2020 consists of the following:

	Millions of yen
	Three months ended December 31, 2019	Three months ended December 31, 2020
Japanese plans:
Service cost	¥1,507	¥1,414
Interest cost	151	174
Expected return on plan assets	(713)	(607)
Amortization of prior service credit	(210)	(44)
Amortization of net actuarial loss	288	330
Amortization of transition obligation	0	0

Net periodic pension cost	¥1,023	¥1,267

	Millions of yen
	Three months ended December 31, 2019	Three months ended December 31, 2020
Overseas plans:
Service cost	¥883	¥814
Interest cost	426	420
Expected return on plan assets	(1,101)	(904)
Amortization of prior service credit	(39)	(75)
Amortization of net actuarial loss	113	71
Amortization of transition obligation	0	0

Net periodic pension cost	¥282	¥326

Note:
The components of net periodic pension cost other than the service cost component are included in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.